Significant Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [line items]
Key Management Personnel Compensation
c.	Key management personnel compensation

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Short-term employee benefits	$1,462,964	$1,223,667	$920,442
Post-employment benefits	2,732	2,603	2,358
Share-based payment	500,391	298,500	175,072
Others	618	417	351

Total	$1,966,705	$1,525,187	$1,098,223

Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Significant Transactions Between the Company and Related Parties
a.	Significant intercompany transactions between consolidated entities were as follows:
For the year ended December 31, 2023

Entity	Counterparty	Transactions (Note A)
		Account	Amount		Terms (Note B)

			NT$
			(In Thousands)
UMC	UMC-USA	Sales	$61,923,652		Net 60 days
UMC	UMC-USA	Accounts receivable	5,827,800		—
UMC	USCXM	Sales	1,127,275 (Note C	)	Net 30 days
UMC	USCXM	Accounts receivable	11,688		—
UMC	UDS	Sales	364,948		Net 30 days
UMC	UDS	Accounts receivable	10,800		—
USJC	UMC-USA	Sales	3,487,292		Net 60 days
USJC	UMC-USA	Accounts receivable	342,835		—
USCXM	UMC-USA	Sales	1,208,630		Net 60 days
USCXM	UMC-USA	Accounts receivable	17,816		—
USCXM	UMC	Sales	134,303		Net 30 days - Net 45 days
USCXM	UDS	Sales	286,087		Month-end 30 days
USCXM	UDS	Accounts receivable	362		—
WAVETEK	UMC-USA	Sales	505,806		Net 60 days
WAVETEK	UMC-USA	Accounts receivable	53,916		—
HEJIAN	UMC-USA	Sales	384,067		Net 60 days
HEJIAN	UMC-USA	Accounts receivable	43,863		—
HEJIAN	UDS	Sales	159,523		Month-end 30 days
HEJIAN	UDS	Accounts receivable	2,696		—

For the year ended December 31, 2024

Entity	Counterparty	Transactions (Note A)
		Account	Amount		Terms (Note B)

			NT$
			(In Thousands)
UMC	UMC-USA	Sales	$58,145,772		Net 60 days
UMC	UMC-USA	Accounts receivable	6,970,670		—
UMC	USCXM	Sales	1,210,478 (Note C	)	Net 30 days
UMC	USCXM	Accounts receivable	12,623		—
UMC	UDS	Sales	337,007 (Note D	)	Net 30 days
USJC	UMC-USA	Sales	4,755,322		Net 60 days
USJC	UMC-USA	Accounts receivable	713,962		—
USCXM	UMC-USA	Sales	639,413		Net 60 days
USCXM	UMC-USA	Accounts receivable	137,666		—
USCXM	UDS	Sales	287,522 (Note D	)	Month-end 30 days
WAVETEK	UMC-USA	Sales	397,260		Net 60 days
WAVETEK	UMC-USA	Accounts receivable	39,086		—
HEJIAN	UMC-USA	Sales	240,749		Net 60 days
HEJIAN	UMC-USA	Accounts receivable	31,132		—

For the year ended December 31, 2025

Entity	Counterparty	Transactions (Note A)
		Account	Amount		Terms (Note B)

			NT$
			(In Thousands)
UMC	UMC-USA	Sales	$52,901,807		Net 60 days
UMC	UMC-USA	Accounts receivable	5,567,464		—
UMC	USCXM	Sales	1,157,346 (Note C	)	Net 30 days
UMC	USCXM	Accounts receivable	5,016		—
USJC	UMC-USA	Sales	5,263,816		Net 60 days
USJC	UMC-USA	Accounts receivable	959,612		—
USCXM	UMC-USA	Sales	423,720		Net 60 days
USCXM	UMC-USA	Accounts receivable	68,434		—
WAVETEK	UMC-USA	Sales	375,894		Net 60 days
WAVETEK	UMC-USA	Accounts receivable	79,412		—

Note A:	The significant intercompany transactions listed above include downstream and upstream transactions.

Note B:	The sales price to the above related parties was determined through mutual agreement in reference to market conditions.

Note C:	UMC authorized technology licenses to its subsidiary, USCXM, in the amount of US$0.35 billion, which was recognized as deferred revenue to be realized over time.

Note D:	In August 2024, HEJIAN has disposed of its 100% of ownership interest in the subsidiary, UDS.

Other related parties [member]
Disclosure of transactions between related parties [line items]
Significant Transactions Between the Company and Related Parties
b.	Significant transactions between the Company and other related parties were as follows:

(i)	Name and Relationship of Related Parties

Name of related parties	Relationship with the Company
FARADAY TECHNOLOGY CORP. and its Subsidiaries	Associate
UNIMICRON TECHNOLOGY CORP. and its Subsidiaries	Associate
SILICON INTEGRATED SYSTEMS CORP. and its Subsidiaries	Associate (Note A)
YANN YUAN INVESTMENT CO., LTD.	Associate
PURIUMFIL INC.	Associate (Note B)
TRANSLINK CAPITAL PARTNERS I, L.P.	Associate
PHOTRONICS DNP MASK CORPORATION	Other related party
XIAMEN JINYUAN INDUSTRIAL DEVELOPMENT CO., LTD.	Directors and supervisors of subsidiary (Note C)
FUJIAN ELECTRONICS & INFORMATION INDUSTRY ENTREPRENEURSHIP INVESTMENT LIMITED PARTNERSHIP	Directors of subsidiary (Note C)
Note A: Prior to August 2023, SIS held one board seat on UMC’s Board of Directors. Therefore, SIS was classified as other related party. Beginning from August 2023, the Company determines that it has significant influence over SIS and accounts for its investment in SIS as an associate. Please refer to Note 6(7) for the relevant information.
Note B: In August 2025, the Board of Directors of the Company’s subsidiary, TERA ENERGY, resolved to merge with PURIUMFIL INC., with TERA ENERGY as the surviving company. The effective date of merger is October 3, 2025.
Note C: Beginning from July 2023, the company is no longer serving as the directors and supervisors of subsidiary, and therefore is no longer considered a related party to the Company.

(ii)	Operating revenues

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Associates	$3,018,171	$3,611,015	$4,386,941
Other related party	4,463	—	—

Total	$3,022,634	$3,611,015	$4,386,941

(iii)	Accounts receivable, net

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Associates
FARADAY TECHNOLOGY CORP. and its Subsidiaries
FARADAY TECHNOLOGY CORP.	$456,332	$336,736
ARTERY TECHNOLOGY CORPORATION, LTD.	148,508	76,840
Others	493	15,943
Other associates	14,680	72,630

Total	$620,013	$502,149

The sales price to the above related parties was determined through mutual agreement in reference to market conditions. The collection periods for domestic sales to related parties were month-end
30
-
60
days, while the collection periods for overseas sales were
month-end
30
-
60
days or net 30 - 60 days.

(iv)	Significant asset transactions
Acquisition of subsidiaries’ ownership
For the year ended December 31, 2023:

	Trading Capital Amount	Transaction underlying	Purchase price
	RMB¥		NT$
	(In Thousands)		(In Thousands)
XIAMEN JINYUAN INDUSTRIAL DEVELOPMENT CO., LTD.	3,741,862	Ownership of USCXM	$17,945,970
FUJIAN ELECTRONICS & INFORMATION INDUSTRY ENTREPRENEURSHIP INVESTMENT LIMITED PARTNERSHIP	674,762	Ownership of USCXM	3,263,473

Total	4,416,624		$21,209,443

For the years ended December 31, 2024 and 2025: None.
Acquisition of investments accounted for under the equity method
For the year ended December 31, 2023:

	Trading Volume (In thousands of shares)	Transaction underlying	Purchase price
			NT$
			(In Thousands)
Associates	4,945	Stock of UNIMICRON	$608,224

For the year ended December 31, 2024:

	Trading Volume (In thousands of shares)	Transaction underlying	Purchase price
			NT$
			(In Thousands)
Associates	1,723	Stock of FARADAY	$533,973

For the year ended December 31, 2025: None.
Please refer to Note 6(7) for the relevant information.
Acquisition of intangible assets

	Purchase price
	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
FARADAY TECHNOLOGY CORP.	$323,551	$310,460	$306,819

Disposal of subsidiary ownership
For the years ended December 31, 2023 and 2025: None.
For the year ended December 31, 2024:

	Transaction underlying	Trading Capital Amount	Disposal price	Gain on disposal
		RMB¥ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Associates
Subsidiary of SIS - SIS SEMICONDUCTOR (SHANDONG) CO., LTD.	Ownership of UDS	30,000	$341,387	$352

On April 2, 2024, the Board of Directors of HEJIAN approved to dispose of its 100% of ownership interest in the subsidiary, UDS. The disposal was completed in August 2024.

(v)	Others
Mask expenditure

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Other related party	$2,375,225	$2,285,797	$2,377,931

Other payables of mask expenditure

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Other related party	$621,737	$780,692

Cash dividends from Investee companies

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Investments accounted for under the equity method
Associates	$1,870,372	$1,070,614	$592,309
Financial Assets at Fair Value through Other Comprehensive Income
Subsidiary of UNIMICRON - Unimicron Holding Limited	—	—	1,231,242

Total	$1,870,372	$1,070,614	$1,823,551